Marketable Securities Held in Trust Account	12 Months Ended
Dec. 31, 2018
Marketable securities held in trust account [Abstract]
Marketable securities held in trust account

9	Marketable securities held in trust account

	31/12/2017	31/12/2018
	US$’000	US$’000

At 31 December	–	15,196

The marketable securities held in trust account were substantially held in cash and U.S. Treasury bills. The balance relates to the shareholders’ loan as described in Note 22 and is held in Escrow to fund the repayment of the shareholders’ loan.